Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of dilutive securities excluded from computations of diluted weighted average shares outstanding
The following potentially dilutive securities outstanding at the end of the periods presented have been excluded from the computations of diluted shares outstanding because such securities have an antidilutive impact due to losses reported:

	September 30,
	2018	2017
Convertible preferred stock outstanding	—	12,111,706
Convertible preferred stock warrants	—	65,434
Convertible common stock warrants	80,884	—
Common stock options outstanding	2,198,130	2,074,994
Total	2,279,014	14,252,134

	Year ended December 31,
	2015	2016	2017
Convertible preferred stock outstanding	7,995,592	9,367,628	12,111,706
Convertible preferred stock warrants	367,598	394,587	423,784
Common stock options outstanding	1,541,163	1,497,511	2,071,616
	9,904,353	11,259,726	14,607,106